Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)
Consumer Discretionary (13.1%)
McDonald's Corp.	7,522,582	1,479,692
TJX Cos. Inc.	21,493,154	1,239,080
NIKE Inc. Class B	12,852,746	1,150,963
Home Depot Inc.	3,496,524	820,215
VF Corp.	5,725,211	471,128
		5,161,078
Consumer Staples (15.8%)
Coca-Cola Co.	27,641,122	1,504,506
Colgate-Palmolive Co.	15,506,657	1,063,757
Procter & Gamble Co.	8,192,044	1,019,991
PepsiCo Inc.	7,420,157	1,017,823
Diageo plc	22,440,730	918,523
Costco Wholesale Corp.	2,433,320	722,964
		6,247,564
Energy (1.4%)
Exxon Mobil Corp.	8,326,532	562,624

Financials (12.2%)
Chubb Ltd.	7,605,422	1,159,218
Marsh & McLennan Cos. Inc.	9,835,125	1,019,116
American Express Co.	8,529,133	1,000,297
PNC Financial Services Group Inc.	6,357,679	932,671
BlackRock Inc.	1,574,604	726,995
		4,838,297
Health Care (17.6%)
Medtronic plc	13,540,198	1,474,528
Johnson & Johnson	9,901,788	1,307,432
Merck & Co. Inc.	11,759,729	1,019,098
UnitedHealth Group Inc.	3,528,530	891,659
Baxter International Inc.	11,434,682	877,040
Danaher Corp.	6,145,865	847,023
Amgen Inc.	2,529,869	539,495
		6,956,275
Industrials (20.3%)
Union Pacific Corp.	6,606,487	1,093,109
General Dynamics Corp.	5,876,528	1,038,970
Canadian National Railway Co. (Toronto Shares)	10,017,705	895,973
United Technologies Corp.	5,835,978	837,930
Honeywell International Inc.	4,766,754	823,361
Lockheed Martin Corp.	2,044,729	770,208
United Parcel Service Inc. Class B	6,643,700	765,155
Northrop Grumman Corp.	1,889,713	666,086
Deere & Co.	3,615,198	629,551
3M Co.	2,972,720	490,469
		8,010,812
Information Technology (8.9%)
Microsoft Corp.	7,889,121	1,131,064

Visa Inc. Class A			5,132,278	917,959
Accenture plc Class A			4,645,033	861,282
Automatic Data Processing Inc.			3,746,638	607,817
				3,518,122
Materials (4.0%)
Linde plc			4,125,944	818,381
Ecolab Inc.			4,076,545	782,982
				1,601,363
Real Estate (4.2%)
Public Storage			3,992,183	889,698
American Tower Corp.			3,555,861	775,462
				1,665,160
Total Common Stocks (Cost $23,933,417)				38,561,295
	Coupon
Temporary Cash Investments (3.9%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	1.984%		251	25

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (3.1%)
Credit Agricole Securities (USA) Inc.
(Dated 10/31/19, Repurchase Value
$100,005,000, collateralized by U.S.
Treasury Note, 1.375%, 10/15/22, with a
value of $102,000,000)	1.720%	11/1/19	100,000	100,000
Natixis SA
(Dated 10/31/19, Repurchase Value
$269,513,000, collateralized by U.S.
Treasury Notes/Bonds, 0.750%-8.000%,
11/30/20-8/15/47, U.S Treasury Bills,
0.000%, 11/21/19-7/16/20, Federal National
Mortgage Assn., 0.000%, 5/15/30, and
Federal Home Loan Mortgage Corp.,
0.000%, 3/15/29, with a value of
$274,890,000)	1.720%	11/1/19	269,500	269,500
RBS Securities, Inc.
(Dated 10/31/19, Repurchase Value
$765,737,000, collateralized by U.S.
Treasury Notes/Bond, 2.750%-3.625%,
10/31/20-2/15/44, with a value of
$781,014,000)	1.720%	11/1/19	765,700	765,700
Societe Generale
(Dated 10/31/19, Repurchase Value
$110,805,000, collateralized by U.S.
Treasury Bills, 0.000%, 1/2/20-2/20/20, U.S
Treasury Notes/Bond, 1.500%-3.625%,
8/15/20-2/15/44, and Federal National
Mortgage Assn., 4.000%, 2/1/48, with a
value of $113,016,000)	1.750%	11/1/19	110,800	110,800
				1,246,000
U.S. Government and Agency Obligations (0.8%)
United States Treasury Bill	1.944%	12/12/19	300,000	299,490
Total Temporary Cash Investments (Cost $1,545,364)				1,545,515

Total Investments (101.4%) (Cost $25,478,781)	40,106,810
Other Assets and Liabilities-Net (-1.4%)	(572,139)
Net Assets (100%)	39,534,671

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Dividend Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,642,772	918,523	—
Temporary Cash Investments	25	1,545,490	—
Total	37,642,797	2,464,013	—